CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 126,698	$ 232,304
Short-term interest-bearing bank deposits	221,897	191,567
Marketable securities (Note 3)	61,568	0
Trade accounts receivable, net of allowance of $37 and $70 at December 31, 2021 and 2020, respectively	68,446	63,314
Inventories (Note 4)	78,665	61,734
Other current assets (Note 5)	9,242	9,782
Total current assets	566,516	558,701
Non-Current assets
Marketable securities (Note 3)	137,415	0
Interest-bearing bank deposits	3,672	2,547
Restricted interest-bearing bank deposits	1,600	1,476
Deferred tax assets (Note 14)	6,161	2,869
Severance pay funds (Note 9)	1,327	1,281
Operating lease right-of-use assets (Note 11)	30,627	29,109
Property and equipment, net (Note 6)	34,460	34,168
Intangible assets, net (Note 7)	2,601	5,059
Goodwill	20,114	20,114
Other long-term assets	661	462
Total non-current assets	238,638	97,085
TOTAL ASSETS	805,154	655,786
Current liabilities
Convertible senior notes, net (Note 10)	183,037	0
Trade accounts payable	36,218	24,096
Deferred revenues	15,338	4,717
Operating lease current liabilities (Note 11)	4,452	3,703
Other current liabilities (Note 8)	48,885	28,418
Total current liabilities	287,930	60,934
Non-Current liabilities
Convertible senior notes, net (Note 10)	0	178,808
Accrued severance pay (Note 9)	3,686	3,719
Operating lease long-term liabilities (Note 11)	33,450	31,905
Other long-term liabilities	6,334	8,882
Total non-current liabilities	43,470	223,314
Commitments and contingencies (Note 12)
TOTAL LIABILITIES	331,400	284,248
SHAREHOLDERS’ EQUITY (Note 13)
Ordinary shares (Note 1): December 31, 2021, no par value - Authorized 60,000,000 shares, Issued and Outstanding 28,579,044. December 31, 2020, NIS 0.01 par value - Authorized 40,000,000 shares, Issued and Outstanding 28,176,862	0	74
Additional paid-in capital	139,847	129,274
Accumulated other comprehensive income (loss)	(814)	570
Retained earnings	334,721	241,620
Total shareholders' equity	473,754	371,538
Total liabilities and shareholders' equity	$ 805,154	$ 655,786